Long-Term Debt (Details) - Schedule of annual maturities of our long-term debt $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of annual maturities of our long-term debt [Abstract]
2022	$ 14,287
2023	50,626
2024	95
2025	40
Thereafter
Total debt	65,048
Less: unamortized debt issuance cost	(7,936)
Total debt, net of unamortized debt issuance costs	$ 57,112